Schedule of Investments
May 31, 2023 (unaudited)
Monteagle Enhanced Equity

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 49.66%

Banks - 2.38%
JPMorgan Chase & Co.			2,200	298,562

Capital Goods - 2.08%
Northrop Grumman Corp.			600	261,294

Chemicals - 2.29%
Dow, Inc.			5,900	287,802

Data & Transaction Processing - 1.45%
MasterCard, Inc. Class A (2)			500	182,510

Defense Primes - 2.57%
Raytheon Technologies Corporation			3,500	322,490

Diversified Financials - 2.50%
Apollo Global Management, Inc.			4,700	314,195

Food, Beverage & Tobacco - 3.37%
Coca-Cola Co.			7,100	423,586

Health Care Equipment & Services - 5.50%
Humana, Inc.			700	351,309
UnitedHealth Group, Inc.			700	341,068

				692,377

Industrial Products - 2.52%
Eaton Corporation PLC			1,800	316,620

Medical Instruments & Equipment - 2.43%
Thermo Fisher Scientific, Inc. (2)			600	305,076

Oil & Gas - 2.89%
Cheniere Energy, Inc.			2,600	363,402

Oil, Gas & Consumable Fuels - 2.28%
Exxon Mobil Corp.			2,800	286,104

Pharmaceuticals, Biotechnology & Life Science - 4.81%
AbbVie, Inc.			2,600	358,696
Gilead Sciences, Inc.			3,200	246,208

				604,904

Radio Telephone Communications - 2.95%
T-Mobile US, Inc. (2)			2,700	370,575

Technology Hardware & Equipment - 4.80%
Apple, Inc.			3,400	602,650

Telecommunication Services - 2.24%
Verizon Communications, Inc.			7,900	281,477

Utilities - 2.60%
CenterPoint Energy, Inc.			11,600	327,236

Total Common Stock			(Cost $ 6,368,226)	6,240,860

Real Estate Investment Trusts - 2.29%

SBA Communications Corp.			1,300	288,314

Total Real Estate Investment Trusts			(Cost $ 344,484)	288,314

Money Market Registered Investment Companies - 19.80%

Federated Hermes Government Obligations Fund - Institutional Class 4.90% (5)			2,488,232	2,488,232

Total Money Market Registered Investment Companies			(Cost $ 2,488,232)	2,488,232

Total Investments - 71.75%			(Cost $ 9,200,942)	9,017,406

Other Assets less Liabilities - 28.25%				3,549,673

Total Net Assets - 100.00%				12,567,079

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Call Options Written
Apple, Inc., Strike $180.00	-34	6/16/2023	(612,000)	(9,112)
Eaton Corporation PLC, Strike $180.00	-18	6/16/2023	(324,000)	(4,500)
JPMorgan Chase & Co, Strike $140.00	-22	6/16/2023	(308,000)	(1,826)

Total Call Options Written	-74		(1,244,000)	(15,438)

Put Options Written
MasterCard, Inc., Strike $360.00	-6	6/2/2023	(216,000)	(726)
Mondelez International, Inc., Strike $73.00	-49	6/2/2023	(357,700)	(1,960)
Salesforce, Inc., Strike $205.00	-30	6/2/2023	(615,000)	(10,500)
Visa, Inc., Strike $220.00	-19	6/2/2023	(418,000)	(1,995)

Total Put Options Written	-104		(1,606,700)	(15,181)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$9,017,406	$0
Level 2 - Other Significant Observable Inputs			0	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$9,017,406	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at May 31, 2023.